Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of auditors' remuneration [text block] [Abstract]
Schedule of auditors' remuneration
	Years Ended June 30,
	2021	2020	2019

- Audit and review of financial statements (1)	202,400	194,900	210,422
- Other audit services (2)	130,000	60,000	90,000

	332,400	254,900	300,422

1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.	Included in the balance are amounts related to additional regulatory filings during the 2021, 2020 and 2019 financial years. All services provided are considered audit services for the purpose of SEC classification.